CONTINGENT LIABILITIES	12 Months Ended
Jun. 30, 2018
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities [text block]

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CONTINGENT ASSETS AND LIABILITIES

SIGNIFICANT ACCOUNTING JUDGEMENTS

The assessment of whether an obligating event results in a liability or a contingent liability require the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.

Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

ACCOUNTING POLICIES

A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.

Environmental

Mine residue deposits may have a potential pollution impact on ground water through seepage. The Group has taken certain preventative actions as well as remedial actions in an attempt to minimise the Group’s exposure and environmental contamination.

The flooding of the western and central basins have the potential to cause pollution due to Acid Mine Drainage (“AMD”) contaminating the ground water. The government has appointed Trans-Caledon Tunnel Authority (“TCTA”) to construct a partial treatment plant to prevent the ground water being contaminated. TCTA completed the construction of the neutralisation plant for the Central Basin and commenced treatment during July 2014. As part of the heads of agreement signed in December 2012 between EMO, Ergo, ERPM and TCTA, sludge emanating from this plant since August 2014 has been co-disposed onto the Brakpan Tailings Storage facility. Partially treated water has been discharged by TCTA into the Elsburg Spruit.

This agreement includes the granting of access to the underground water basin through one of ERPM’s shafts and the rental of a site onto which it constructed its neutralisation plant. In exchange, Ergo and its associate companies including ERPM have a set-off against any future directives to make any contribution toward costs or capital of up to R250 million. Through this agreement, Ergo also secured the right to purchase up to 30 Ml of partially treated AMD from TCTA at cost, in order to reduce Ergo’s reliance on potable water for mining and processing purposes.

While the heads of agreement should not be seen as an unqualified endorsement of the state’s AMD solution, and do not affect our right to either challenge future directives or to implement our own initiatives should it become necessary, it is an encouraging development.

DRDGOLD, through its participation in the Western Utilities Corporation initiative, provided the government with a solution for a sustainable long-term solution to AMD. This solution would have been at no cost to the mines and government. In view of the limitation of current information for the accurate estimation of a potential liability, no reliable estimate can be made for the possible obligation.

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Ekurhuleni Metropolitan Municipality ("Municipality") Electricity Tariff Dispute

The Main Application

Integral to Ergo’s gold extraction operation is its metallurgical plant at Brakpan (“Ergo Plant”) located within the municipal boundaries of the Municipality. In order to operate the Ergo Plant and conduct its business operations, Ergo requires a reliable and steady feed of electricity which it draws from Eskom’s Ergo Central Substation.

Over the past several years the Municipality has charged Ergo for such electricity, at the Megaflex tariff, which is the rate at which Eskom charges its large power users plus an additional surcharge.

Pursuant to its own investigations, and after having sought legal advice on the matter, Ergo determined that not only is it supplied by Eskom, not the Municipality, but also that the surcharges levied were inconsistent with the provisions of the Local Government: Municipal Systems Act (“Systems Act”), which sets down clear and strict parameters in this regard. Ergo subsequently challenged the Municipality, Eskom and the National Energy Regulator of South Africa (“NERSA”) for declaratory relief. Included in the application are the Minister of Energy Affairs, the Minister of Co-operative Governance & Traditional Affairs and the South African Local Government Association, the latter 4 (four) respondents against whom Ergo does not seek any relief and who have not opposed the application.

Ergo seeks the following relief:

1. declaring that it is not supplied electricity by the Municipality and that the Municipality is not authorised to levy a surcharge of 40% (“the D-tariff”) to the rate which Eskom ordinarily charges Ergo on its Megaflex rate (“Eskom tariff”);

2. declaring that the Municipality is in breach of its temporary Distribution Licence (issued by NERSA) by purporting to supply electricity to Ergo at the Ergo Plant;

3. declaring that neither the Municipality nor Eskom may lawfully insist that only the Municipality may supply electricity to Ergo at the Ergo Plant;

4. declaring that Eskom presently supplies electricity to Ergo at the Ergo Plant; and

5. directing Eskom to conclude a consumer agreement with Ergo for the supply of electricity at the Ergo Plant at Eskom’s Megaflex tariff.

Ergo also instituted a counterclaim against the Municipality for the recovery of the surcharges which were erroneously paid to the Municipality in the bona fide belief that they were due and payable prior to the Main Application of approximately R43 million (these surcharges were expensed for accounting purposes).

Consequently, and pending the final determination of the Main Application by the High Court, Ergo stopped paying the surcharges to the Municipality, paying and expensing only the Eskom tariff and depositing the difference comprising the D-tariff into its attorneys’ trust account as security in favour of the Municipality in the event that the court rules against Ergo. These surcharges were not expensed but recognised under cash and cash equivalents as restricted cash (refer note 12).

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Ekurhuleni Metropolitan Municipality ("Municipality") Electricity Tariff Dispute continued

The Urgent Application

In May 2015 the Municipality threatened to, through an interruption to the Eskom supply grid, cause the supply of electricity to the Ergo Central Substation to be terminated. Ergo successfully interdicted the Municipality, pending the determination of the Main Application.

The Municipality sought leave to appeal the interdict, which application was rejected by the High Court. The Municipality then successfully petitioned the Supreme Court of Appeal (“SCA”) in Bloemfontein for leave to appeal thereto.

Ergo subsequently, and ultimately, petitioned the Constitutional Court in Braamfontein, Johannesburg in December 2017 for leave to appeal thereto against the latter judgment of the full bench of the SCA which found in favour of the Municipality. In January 2018, the Constitutional Court rejected and refused to hear Ergo’s petition for a further appeal.

This ruling enabled the Municipality to avail itself of the credit control measures provided for in the Systems Act by terminating the supply of electricity to Ergo, unless it paid the surcharges levied in their entirety and which were retained in Ergo’s attorneys’ trust account over to the Municipality.

On the date of the Constitutional Court ruling, the money held in Ergo’s attorney’s trust account amounted to approximately R126 million. In February 2018, Ergo paid R25.2 million (including VAT) from the trust account to the Municipality, under protest and without prejudice and/or admission of liability (refer note 24.2). This amount was the difference between the surcharge of 11% (“the J-tariff”) over the Eskom tariff which was introduced during the course of 2017 “for bulk supplies at medium and high voltage situated in a position designated by the Municipality as close-coupled to the Eskom grid”. The J-tariff, which Ergo still deems to be irregular and disproportionate in accordance with the provisions of the Systems Act, is significantly lower than the previously imposed “D-tariff”. The balance, following the payments of the R25.2 million, remains in the trust account of Ergo’s attorneys of record. Subsequently, Ergo pays monthly to the Municipality, the amount calculated at the lower J-tariff in respect of its electricity consumption, under protest and without prejudice and/or admission of liability (refer note 24.2).

Ergo’s legal team is confident about the prospects of success in the Main Application on the basis that the Municipality does not supply electricity to Ergo or in any manner add value to Eskom’s supply of electricity to Ergo. Ergo is furthermore, in terms of the Main Application, in addition to its contention that the Municipality does not supply electricity to it and not licensed to supply it, challenging the imposition of both the J-tariff and D-tariff on the grounds that they are, inter alia, ultra vires and beyond the scope of the Municipality’s Electricity By-Laws, the Systems Acts as well as the Credit Control and Debt Collection By-Laws.

The Main Application has been set down for hearing on December 5, 2018. Based on management’s assessment of the probability of outflows, no liability for any surcharges claimed by the Municipality has been recognised.

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Occupational Lung Diseases

In January 2013, DRDGOLD, ERPM (“DRDGOLD Respondents”) and 23 other mining companies (“Other Respondents”) (collectively referred to as "Respondents") were served with a court application issued in the High Court of South Africa (“Court") for a class certification (“Certification Application”) on behalf of former mineworkers and dependents of deceased mineworkers (“Applicants”). In the application the Applicants allege that the Respondents conducted underground mining operations in a negligent and complicit manner causing the former mineworkers to contract occupational lung diseases. The Applicants have as yet not quantified the amounts which they are demanding from the Respondents in damages.

On May 13, 2016, the Court granted an order for, inter alia, (1) certification of two industry-wide classes: a silicosis class and a tuberculosis class, both of which cover current and former underground mineworkers who have contracted the respective diseases (or the dependants of mineworkers who died of those diseases); and (2) that the common law be developed to provide that in instances where a claimant claiming general damages passed away, the claim for general damages will be transmitted to the estate of the deceased claimant. This order did not represent a ruling on the merits of the Application brought against the Respondents.

An application for leave to appeal to the Supreme Court of Appeal (“SCA”) was brought by each of the respondent mining companies against the judgment of the Court, specifically on the allegations of the certification and transmissibility of damages to the estate of a deceased mineworker.

In June 2016, the Court granted leave to appeal to the SCA against the transmissibility of damages but refused leave to appeal in respect of the certification.

The DRDGOLD Respondents (together with each of the Working Group companies) served a notice of appeal to petition the SCA against the order for certification and the transmissibility of damages. The SCA granted leave to appeal thereto on both issues in September 2016.

The appeal to the SCA was set down for hearing in March 2018 but was subsequently postponed by agreement between the Applicants and the Respondent companies in light of the progress made by the Working Group as described below. The SCA endorsed and upheld the postponement.

The Respondent companies formed a Working Group consisting of representatives from each company to consider and discuss issues pertaining to the action.

DRDGOLD withdrew from the Working Group in January 2016.

The remaining members of the Working Group have all raised accounting provisions during the calendar year 2017 due to progress made by the Working Group towards a possible settlement with the Applicants. In May 2018, the remaining members of the Working Group announced that a mediated settlement agreement had been reached. The agreement is subject to certain conditions, including the approval by the South African High Court after which an effective date of the agreement will be set.

DRDGOLD is not a party to the Working Group’s mediated settlement agreement and maintains the view that it is too early to consider settlement of the matter, mainly for the following reasons:

• the Applicants have as yet not issued and served a summons (claim) in the matter;

• there is no indication of the number of potential claimants that may join the class action against the DRDGOLD respondents;

• many principles upon which legal responsibility may be founded, are required to be substantially developed by the trial court (and possibly subsequent courts of appeal) to establish liability on the bases alleged by the applicants.

In light of the above there is inadequate information to determine if a sufficient legal and factual basis exists to establish liability, and to quantify such potential liability.